CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total		Total	Share capital		Share premium		Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2024		£ 45,888		£ 39,521	£ 6,062	[1]	£ 18,720	[1]	£ 8,827	£ 5,912	£ 6,195	£ 172
Comprehensive income
Profit for the period		2,544	[2]	2,274						2,274	245	25
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(125)	[2]	(125)						(125)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		4	[2]	4					4
Equity shares		42	[2]	42					42
Gains and losses attributable to own credit risk, net of tax		45	[2]	45						45
Movements in cash flow hedge reserve, net of tax		1,003	[2]	1,003					1,003
Movements in foreign currency translation reserve, net of tax		9	[2]	9					9
Total other comprehensive (loss) income for the period, net of tax		978	[2]	978					1,058	(80)
Total comprehensive income for the period	[3]	3,522	[2]	3,252					1,058	2,194	245	25
Transactions with owners
Dividends (note 17)		(1,294)		(1,271)						(1,271)		(23)
Distributions on other equity instruments		(245)									(245)
Issue of ordinary shares		105		105	44	[1]	61	[1]
Share buyback	[4]	(1,357)		(1,357)	(103)	[1]			103	(1,357)
Issue of other equity instruments		749		(1)						(1)	750
Repurchases and redemptions of other equity instruments		(641)		(19)						(19)	(622)
Movement in treasury shares		35		35						35
Value of employee services		109		109						109
Changes in non-controlling interests		0		20						20		(20)
Total transactions with owners		(2,539)		(2,379)	(59)	[1]	61	[1]	103	(2,484)	(117)	(43)
Realised gains and losses on FVOCI equity shares		0		0					(2)	2
Ending balance at Jun. 30, 2025	[5]	46,871		40,394	6,003	[1],[6]	18,781	[1],[6]	9,986	5,624	6,323	154
Comprehensive income
Profit for the period		2,213	[2]	1,922						1,922	218	73
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(260)	[2]	(260)						(260)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		20	[2]	20					20
Equity shares		(8)	[2]	(8)					(8)
Gains and losses attributable to own credit risk, net of tax		(136)	[2]	(136)						(136)
Movements in cash flow hedge reserve, net of tax		689	[2]	689					689
Movements in foreign currency translation reserve, net of tax		45	[2]	45					45
Total other comprehensive (loss) income for the period, net of tax		350	[2]	350					746	(396)
Total comprehensive income for the period	[7]	2,563	[2]	2,272					746	1,526	218	73
Transactions with owners
Dividends (note 17)		(757)		(729)						(729)		(28)
Distributions on other equity instruments		(218)									(218)
Issue of ordinary shares		19		19	3	[6]	16	[6]
Share buyback		(353)		(353)	(117)	[6]	0	[6]	117	(353)
Issue of other equity instruments		755		(6)						(6)	761
Repurchases and redemptions of other equity instruments		(1,118)		19						19	(1,137)
Movement in treasury shares		3		3						3
Value of employee services		102		102						102
Total transactions with owners		(1,567)		(945)	(114)	[6]	16	[6]	117	(964)	(594)	(28)
Realised gains and losses on FVOCI equity shares		0		0					(105)	105
Ending balance at Dec. 31, 2025	[8]	47,867		41,721	5,889	[6],[9]	18,797	[6],[9]	10,744	6,291	5,947	199
Comprehensive income
Profit for the period		3,123		2,836						2,836	229	58
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		66		66						66
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		103		103					103
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		(3)		(3)						(3)
Movements in cash flow hedge reserve, net of tax		(408)		(408)					(408)
Movements in foreign currency translation reserve, net of tax		(19)		(19)					(19)
Total other comprehensive (loss) income for the period, net of tax		(261)		(261)					(324)	63
Total comprehensive income for the period	[3]	2,862		2,575					(324)	2,899	229	58
Transactions with owners
Dividends (note 17)		(1,452)		(1,420)						(1,420)		(32)
Distributions on other equity instruments		(229)									(229)
Issue of ordinary shares		114		114	56	[9]	58	[9]
Share buyback	[10]	(1,756)		(1,756)	(118)	[9]			118	(1,756)
Repurchases and redemptions of other equity instruments		(378)		18						18	(396)
Movement in treasury shares		94		94						94
Value of employee services		115		115						115
Total transactions with owners		(3,492)		(2,835)	(62)	[9]	58	[9]	118	(2,949)	(625)	(32)
Realised gains and losses on FVOCI equity shares		0
Ending balance at Jun. 30, 2026	[11]	£ 47,237		£ 41,461	£ 5,827	[9]	£ 18,855	[9]	£ 10,538	£ 6,241	£ 5,551	£ 225

[1]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[2]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.
[3]	Total comprehensive income attributable to owners of the parent was £2,804 million.
[4]	Contained a close period accrual of £622 million.
[5]	Total equity attributable to owners of the parent was £46,717 million
[6]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[7]	Total comprehensive income attributable to owners of the parent was £2,490 million.
[8]	Total equity attributable to owners of the parent was £47,668 million.
[9]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[10]	Contains a closed period accrual of £580 million.
[11]	Total equity attributable to owners of the parent was £47,012 million.